SHORT-TERM LOAN (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
		Aug. 05, 2025	Sep. 18, 2024	Jul. 18, 2024	Nov. 19, 2023	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 23, 2025
Short-Term Debt [Line Items]
Short-Term Debt							$ 10,008,552	$ 205,403	$ 10,008,552
Interest rate										90.00%
Debt Instrument, Maturity Date, Description							March 2025
Stock Issued During Period, Value, New Issues								$ 2,133,697	268,998
Sale of Stock, Description of Transaction								the Combined Company issued 100,000 shares of Newco Stock to the Sponsor as additional merger consideration that vest in the event that prior to the eighth anniversary of the closing of the Business Combination. Fifty percent of the Sponsor Earnout Shares will vest when the volume-weighted average price (“VWAP”) of the Common Stock price equals or exceeds $120.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $140.00 per share for a period of 20 trading days in a 30 trading day period, or are otherwise forfeited.
Interest expense								$ 422
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description							March 2025
Debt Instrument, Annual Principal Payment							$ 1,800,000		1,800,000
Debt Instrument, Interest Rate During Period							15.00%
Stock Issued During Period, Value, Issued for Services							$ 340,000
Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest expense								$ 103,938	$ 33,208
Private Placement [Member]
Short-Term Debt [Line Items]
Sale of Stock, Description of Transaction							(i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Endurance Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock shall be no less than 50,000 shares.
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues	[1]							638,048	5,583
Stock Issued During Period, Value, New Issues	[1]							$ 64	$ 1
Endurance Antarctica Partners II LLC [Member]
Short-Term Debt [Line Items]
Interest rate							15.00%		15.00%
Debt Instrument, Face Amount							$ 1,750,000		$ 1,750,000
Stock Issued During Period, Shares, New Issues						97,765
[custom:ClassOfWarrantOrRighsDescription]							Endurance received warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with such private placement terms.
Debt Instrument, Repaid, Principal								1,750,000
Debt Instrument, Increase, Accrued Interest								70,000
Endurance Antarctica Partners II LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 1,750,000
Stock Issued During Period, Shares, New Issues							550,000	97,765
Stock Issued During Period, Value, New Issues							$ 3,500,000
Endurance Antarctica Partners II LLC [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues								488,826
DRE Chicago LLC [Member]
Short-Term Debt [Line Items]
Interest rate							15.00%		15.00%
Debt Instrument, Face Amount							$ 250,000	$ 250,000	$ 250,000
Stock Issued During Period, Shares, New Issues						10,474		10,474
Stock Issued During Period, Value, New Issues			$ 375,000
Sale of Stock, Description of Transaction							In addition, the Company agreed to issue to the Investors an aggregate of $2,700,000 in Common Stock as an Equity Kicker, as defined in the Investor Term Sheet with the price of each share being determined based on terms per the earlier to occur of (i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Investor Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock issued to the Investors shall be no less than an aggregate of 36,000 shares. The Company recorded the short-term loan as a liability and evaluated embedded features in accordance with the accounting guidance and determined that bifurcation is not required for any embedded feature. By analyzing the economic characteristics of the Equity Kicker terms, the unconditional obligation to transfer variable number of shares where the monetary value of the obligation is a fixed monetary amount known at inception is akin to a traditional debt arrangement with a principal of $1,800,000, which were settled in cash along with a premium of $2,700,000 in the form of variable number of shares. The Equity Kicker $2,700,000 was triggered by the private placement that occurred on December 31, 2024. Upon such occurrence, the Company has recorded the accretion impact of this premium of $2,700,000 as finance charges in the consolidated statements of operations for the year ended December 31, 2024, and has reported the obligation (which were settled through issuance of variable number of shares) as short-term loan. In addition, the Lenders received warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with such private placement terms.
Debt Instrument, Repaid, Principal								$ 1,800,000
Debt Instrument, Increase, Accrued Interest								$ 67,146
DRE Chicago LLC [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues			47,000					75,418
DRE Chicago LLC [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues								377,092
AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Carrying amount							$ 258,552		258,552
Interest expense debt								5,067	14,876
AFCO Insurance Premium Finance One [Member]
Short-Term Debt [Line Items]
Carrying amount								205,403
Interest expense debt								9,795
First Insurance Funding [Member]
Short-Term Debt [Line Items]
Carrying amount							$ 0	0	0
Interest expense debt									$ 2,369
Financing Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Short-Term Debt		$ 407,500		$ 510,000
Payment terms		The debt is payable in monthly instalments of $35,125 per month for 10 months.		The debt was payable in monthly instalments of $44,162 per month for 11 months.
Loans payable		$ 35,125		$ 44,162
Interest rate		7.50%		8.46%
Financing Agreement [Member] | First Insurance Funding [Member]
Short-Term Debt [Line Items]
Short-Term Debt					$ 80,800
Payment terms					The debt was payable in monthly installments of $8,389 per month for 10 months.
Loans payable					$ 8,389
Interest rate					8.25%
Loan Agreement [Member] | AFCO Insurance Premium Finance [Member]
Short-Term Debt [Line Items]
Other Short-Term Borrowings		$ 70,256		$ 44,162

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.